Transactions with Affiliates and Affiliated Entities	6 Months Ended
Jun. 30, 2020
Transactions with Affiliates and Affiliated Entities [Abstract]
Transactions with Affiliates and Affiliated Entities
Note 7 — Transactions with Affiliates and Affiliated Entities

Manager

The Company has entered into the Management Agreement with the Manager, pursuant to which the Manager provides for the day-to-day management of the Company’s operations. The Management Agreement requires the Manager to manage the Company’s business affairs in conformity with the policies that are approved and monitored by the Company’s board of directors. Pursuant to the Management Agreement, the Manager, under the supervision of the Company’s board of directors, formulates investment strategies, arranges for the acquisition of assets, arranges for financing, monitors the performance of the Company’s assets and provides certain advisory, administrative and managerial services in connection with the operations of the Company. For performing these services, the Company pays the Manager the management fee which is payable in cash quarterly in arrears, in an amount equal to 1.5% per annum of the Company’s stockholders’ equity (as defined in the Management Agreement). The term of the Management Agreement will expire on October 22, 2020 and will be automatically renewed for a one-year term on such date and on each anniversary of such date thereafter unless terminated or not renewed as described below. Either the Company or the Manager may elect not to renew the Management Agreement upon expiration of its initial term or any renewal term by providing written notice of non-renewal at least 180 days, but not more than 270 days, before expiration. In the event the Company elects not to renew the term, the Company will be required to pay the Manager a termination fee equal to three times the average annual management fee amount earned by the Manager during the two four-quarter periods ending as of the end of the most recently completed fiscal quarter prior to the non-renewal. The Company may terminate the Management Agreement at any time for cause effective upon 30 days prior written notice of termination from the Company to the Manager, in which case no termination fee would be due. The Company’s board of directors will review the Manager’s performance prior to the automatic renewal of the Management Agreement and, as a result of such review, upon the affirmative vote of at least two-thirds of the members of the Company’s board of directors or of the holders of a majority of the Company’s outstanding common stock, the Company may terminate the Management Agreement based upon unsatisfactory performance by the Manager that is materially detrimental to the Company or a determination by the Company’s independent directors that the management fees payable to the Manager are not fair, subject to the right of the Manager to prevent such a termination by agreeing to a reduction of the management fees payable to the Manager. Upon any termination of the Management Agreement based on unsatisfactory performance or unfair management fees, the Company would be required to pay the Manager the termination fee described above. The Manager may terminate the Management Agreement in the event that the Company becomes regulated as an investment company under the Investment Company Act of 1940, as amended, in which case the Company would not be required to pay the termination fee described above. The Manager may also terminate the Management Agreement upon 60 days’ written notice if the Company defaults in the performance of any material term of the Management Agreement and the default continues for a period of 30 days after written notice to the Company, whereupon the Company would be required to pay the Manager the termination fee described above.

The Manager is a party to a services agreement (the “Services Agreement”) with Freedom Mortgage, pursuant to which Freedom Mortgage provides to the Manager the personnel, services and resources needed by the Manager to carry out its obligations and responsibilities under the Management Agreement. The Company is a named third-party beneficiary to the Services Agreement and, as a result, has, as a non-exclusive remedy, a direct right of action against Freedom Mortgage in the event of any breach by the Manager of any of its duties, obligations or agreements under the Management Agreement that arise out of or result from any breach by Freedom Mortgage of its obligations under the Services Agreement. The Services Agreement will terminate upon the termination of the Management Agreement. Pursuant to the Services Agreement, the Manager will make certain payments to Freedom Mortgage in connection with the services provided.

The Management Agreement between the Company and the Manager was negotiated between related parties, and the terms, including fees payable, may not be as favorable to the Company as if it had been negotiated with an unaffiliated third party. At the time the Management Agreement was negotiated, both the Manager and Freedom Mortgage were controlled by Mr. Stanley Middleman, who is also a stockholder of the Company. In 2016, ownership of the Manager was transferred to CHMM Blind Trust, a grantor trust for the benefit of Mr. Middleman.

The Management Agreement provides that the Company will reimburse the Manager for (i) various expenses incurred by the Manager or its officers, and agents on the Company’s behalf, including costs of software, legal, accounting, tax, administrative and other similar services rendered for the Company by providers retained by the Manager and (ii) the allocable portion of the compensation paid to specified officers dedicated to the Company. The amounts under “Due to affiliates” on the interim consolidated balance sheets consisted of the following for the periods indicated (dollars in thousands):

Management Fees and Compensation Reimbursement to Affiliate

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Management fees	$1,736	$1,696	$3,463	$3,267
Compensation reimbursement	238	238	476	476
Total	$1,974	$1,934	$3,939	$3,743

Subservicing Agreement

During the six months ended June 30, 2020, Freedom Mortgage directly serviced the Company’s portfolio of Ginnie Mae MSRs pursuant to a subservicing agreement entered into on June 10, 2015. Although Freedom Mortgage gave notice of termination of the subservicing agreement without cause during the third quarter of 2018, as required by that agreement, Freedom Mortgage continued to service the Ginnie Mae MSRs pending transfer of the servicing responsibilities, and Aurora continued to pay for such services. The parties subsequently decided to reinstate the agreement on the terms in effect at the time of the notice of termination, including a three-year term subject to automatic renewal for a similar term unless sooner terminated in accordance with its terms. Following the sale of the Ginnie Mae MSRs to Freedom Mortgage as described below, Freedom Mortgage continues to subservice certain loans that had been purchased from Ginnie Mae pools due to delinquency or default. Once these loans and any related advance claims are rehabilitated or liquidated, the Subservicing Agreement will be terminated. It is not clear when that will occur due to the forbearance requirements as a result of the pandemic.

Joint Marketing Recapture Agreement

In June 2016, Aurora entered into a joint marketing recapture agreement with Freedom Mortgage. Pursuant to this agreement, Freedom Mortgage attempts to refinance certain mortgage loans underlying Aurora’s MSR portfolio subserviced by Freedom Mortgage as directed by Aurora. If a loan is refinanced, Aurora will pay Freedom Mortgage a fee for its origination services. Freedom Mortgage will be entitled to sell the loan for its own benefit and will transfer the related MSR to Aurora. The agreement had an initial term of one year, subject to automatic renewals of one year each. This agreement continues in effect since the termination of the subservicing agreement was not, and now will not be, completed by the transfer of the Ginnie Mae MSRs to another subservicer. During the three months ended June 30, 2020, 1,171 loans with an aggregate unpaid principal balance of approximately $268.3 million had been refinanced by Freedom Mortgage. However, since the portfolio was being sold to Freedom Mortgage at June 30, 2020, these loans were treated as loans pending re-pooling and included in the sale. No fees were payable in connection with these loans. During the three and six-month periods ended June 30, 2020, no MSRs had been received from Freedom Mortgage. During the three-month period ended June 30, 2019, MSRs on 4 loans with an aggregate UPB of approximately $1.0 million had been received from Freedom Mortgage which generated approximately $1,000 in fees due to Freedom Mortgage. This agreement will be terminated when the Subservicing Agreement with Freedom Mortgage is terminated.

Other Transactions with Affiliated Persons

Aurora leases five employees from Freedom Mortgage and reimburses Freedom Mortgage on a monthly basis.

On June 30, 2020,  Aurora sold its portfolio of Ginnie Mae MSRs with a carrying value of approximately $15.7 million to Freedom Mortgage pursuant to a Loan Servicing Purchase and Sale Agreement, dated as of that date, between Freedom Mortgage as buyer and Aurora as seller for proceeds of approximately $15.8 million. Approximately $1.2 million of the proceeds were received subsequent to period end and are included in receivables and other assets on the interim consolidated balance sheets. The Company recorded a realized loss of $11.3 million on the sale which includes $11.5 million of previously incurred unrealized losses in market value through the six-month period ended June 30, 2020. The sale is part of the Company’s servicing related assets segment. The sale was approved by the Nominating and Corporate Governance Committee of the Company’s board of directors which consists solely of independent directors. The proceeds were used to pay off the MSR Term Facility and related advancing facility with the balance available for general corporate purposes. See Note 12 - Notes Payable for a description of the MSR Term Facility.

The Ginnie Mae MSRs were originally acquired from Freedom Mortgage pursuant to the loan servicing purchase and sale agreement with Freedom Mortgage, dated as of December 15, 2016. As a result of the sale of these MSRs back to Freedom Mortgage the remaining holdback payable under the original purchase agreement of approximately $757,000 was applied to reduce the original cost of acquisition and included within “Realized loss on investments in MSRs, net” on the interim consolidated statements of income (loss).

The Company incurred gains of approximately $25,000 on loans repurchased from Ginnie Mae during the three-month period ended June 30, 2020. During the six-month period ended June 30, 2020, the Company incurred losses of approximately $176,000 on loans repurchased from Ginnie Mae. During the three and six-month periods ended June 30, 2019, there were no such losses. Under the terms of the original purchase and sale agreement with Freedom Mortgage, $247,000 of these foreclosure related losses were on VA loans repurchased from Ginnie Mae. The remaining are $71,000 of foreclosure related gains. As a result of the sale of the Ginnie Mae MSRs back to Freedom Mortgage, $573,000 of losses recoverable from Freedom Mortgage were written off and classified within “Realized loss on acquired assets, net” on the interim consolidated statements of income (loss).